Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments
Fair Value of Financial Instruments

NOTE 12: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value of financial instruments

The Company uses the following methods and assumptions to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred financing costs. As of December 31, 2022, the 2025 Logistics Senior Notes and four Navios Logistics’ loans are fixed rate borrowings and their fair value was determined based on quoted market prices. As of December 31, 2021, the 2025 Logistics Senior Notes, the 2022 Senior Secured Notes and two Navios Logistics’ loans were fixed rate borrowings and their fair value was determined based on quoted market prices.

Loans payable to affiliate companies: The carrying amount of the fixed rate loan approximates its fair value.

Loans payable to affiliate companies, including Convertible Debenture: The carrying amount of the fixed rate loan approximates its fair value.

The estimated fair values of the Company’s financial instruments were as follows:

	December 31, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$78,541	$78,541	$53,367	$53,367
Restricted cash	$310	$310	$10	$10
Senior and ship mortgage notes, net	$(496,608)	$(491,976)	$(646,538)	$(690,400)
Long-term debt, including current portion	$(59,313)	$(59,385)	$(58,278)	$(58,376)
Loans payable to affiliate companies, including current portion	$—	$—	$(112,634)	$(113,509)
Convertible debenture payable to affiliate companies(2)	$(118,833)	$(118,833)	$—	$—

As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement

As of December 31, 2022 and 2021, there were no assets measured at fair value on a recurring basis.

As of December 31, 2022, there were no assets measured at fair value on a non-recurring basis.

As of December 31, 2021, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2021
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$7,500	$—	$7,500	$—
Total	$7,500	$—	$7,500	$—

 Navios Logistics recorded an impairment loss of $21,966 for two of its tanker vessels operating in the Cabotage Business during the year ended December 31, 2021, the fair value of which is measured at $7,500, as at December 31, 2021.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at December 31, 2022
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$78,541	$78,541	$—	$—
Restricted cash	$310	$310	$—	$—
Senior and ship mortgage notes	$(491,976)	$(483,350)	$(8,626)	$—
Long-term debt, including current portion(1)	$(59,385)	$—	$(59,385)	$—
Convertible debenture payable to affiliate companies(2)	$(118,833)	$—	$(118,833)	$—

	Fair Value Measurements at December 31, 2021
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$53,367	$53,367	$—	$—
Restricted cash	$10	$10	$—	$—
Senior and ship mortgage notes	$(690,400)	$(681,774)	$(8,626)	$—
Long-term debt, including current portion(1)	$(58,376)	$—	$(58,376)	$—
Loans payable to affiliate companies, including current portion	$(112,634)	$—	$(112,634)	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)

The fair value of the Company’s loans payable to affiliate companies and Convertible Debenture payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.